Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Sep 14, 2026
Aug 12, 2026
Oct 13, 2026
Aug 31, 2026
Sep 08, 2026
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jun 12, 2014
May 22, 2014
May 10, 2047
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.332.7535
T
ABLE OF CONTENTS
Payment Detail
Page
1
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Payment Detail (Exchange Certificates)
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Additional Reconciliation Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Historical Loan Modification Report
REO Status Report
REO Additional Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Delinquency Summary Report
Historical Liquidation Loss Loan Detail
Additional Loan Detail
Investor Notice
Page
2
Page
3
Page
4
Page
5
Page
6
Page
7
Page
8
Page
9
Page
10
Page
12
Page
13
Page
14
Page
15
Page
16
Page
20
Page
21
Page
22
Page
23
Page
24
Page
25
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Trimont LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
PA
YMENT DE
T
AIL
Effective
Pass-Through
Class
Rate
A-1
1.242000%
A-2
2.904000%
A-3
3.493000%
A-4
3.575000%
A-5
3.855000%
A-AB
3.477000%
X-A
0.000000%
X-B
0.085672%
X-C
1.277672%
X-D
1.277672%
A-S
4.026000%
B
4.328000%
C
4.780000%
D
4.865672%
E
3.588000%
F
3.588000%
G
3.588000%
R
N/A
PEZ
N/A
S
N/A
Original
Balance
52,329,000.00
63,220,000.00
9,600,000.00
240,000,000.00
291,371,000.00
71,630,000.00
786,663,000.00
115,723,000.00
24,705,000.00
62,413,547.00
58,513,000.00
70,214,000.00
45,509,000.00
50,711,000.00
24,705,000.00
13,003,000.00
49,410,547.00
0.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,940,694.14
24,705,000.00
46,223,845.00
0.00
0.00
6,940,694.14
50,711,000.00
24,705,000.00
13,003,000.00
33,220,845.00
0.00
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
607,355.05
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
495.52
26,304.07
49,215.76
0.00
0.00
27,647.10
205,619.24
73,867.95
38,878.97
95,818.77
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
495.52
26,304.07
49,215.76
0.00
0.00
635,002.15
205,619.24
73,867.95
38,878.97
95,818.77
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,333,339.09
24,705,000.00
46,223,845.00
0.00
0.00
6,333,339.09
50,711,000.00
24,705,000.00
13,003,000.00
33,220,845.00
0.00
0.00
0.00
Exchangeable
Percent
Outstanding
100.00%
100.00%
100.00%
Totals:
1,040,215,547.00
128,580,539.14
607,355.05
517,847.37
1,125,202.42
0.00
127,973,184.09

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Pass-Through
Class
Rate
A-S
4.026000%
B
4.328000%
C
4.780000%
PEZ
N/A
Original
Balance
0.00
0.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
Percent
Exchanged
0.00%
0.00%
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
F
ACTOR DE
T
AIL
Class
Cusip
A-1
17322MAS5
A-2
17322MAT3
A-3
17322MAU0
A-4
17322MAV8
A-5
17322MAW6
A-AB
17322MAX4
X-A
17322MBB1
X-B
17322MBC9
X-C
17322MAJ5
X-D
17322MAL0
A-S
17322MAY2
B
17322MAZ9
C
17322MBA3
D
17322MAA4
E
17322MAC0
F
17322MAE6
G
17322MAG1
R
17322MAN6
PEZ
17322MBD7
S
17322MAQ9
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
59.97679061
1000.00000000
740.60596172
0.00000000
0.00000000
152.51256103
1000.00000000
1000.00000000
1000.00000000
672.34319426
0.00000000
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
13.34582280
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00428194
1.06472658
0.78854285
0.00000000
0.00000000
0.60750837
4.05472658
2.99000000
2.99000000
1.93923711
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00428194
1.06472658
0.78854285
0.00000000
0.00000000
13.95333117
4.05472658
2.99000000
2.99000000
1.93923711
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
54.72843851
1000.00000000
740.60596172
0.00000000
0.00000000
139.16673823
1000.00000000
1000.00000000
1000.00000000
672.34319426
0.00000000
0.00000000
0.00000000

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
PRINCI
P
AL DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-5
A-AB
A-S
B
C
D
E
F
G
PEZ
Totals:
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,940,694.14
50,711,000.00
24,705,000.00
13,003,000.00
33,220,845.00
0.00
128,580,539.14
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
47,705.37
0.00
0.00
0.00
0.00
0.00
47,705.37
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
559,649.68
0.00
0.00
0.00
0.00
0.00
559,649.68
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Operating
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,333,339.09
50,711,000.00
24,705,000.00
13,003,000.00
33,220,845.00
0.00
127,973,184.09
Cumulative
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
16,189,702.00
0.00
16,189,702.00

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
INTEREST DE
T
AIL
Accrued
Certificate
Class
Interest
A-1
0.00
A-2
0.00
A-3
0.00
A-4
0.00
A-5
0.00
A-AB
0.00
X-A
0.00
X-B
495.52
X-C
26,304.07
X-D
49,215.76
A-S
0.00
B
0.00
C
27,647.10
D
205,619.24
E
73,867.95
F
38,878.97
G
99,330.33
R
0.00
PEZ
0.00
S
0.00
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,511.56
0.00
0.00
0.00
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
495.52
26,304.07
49,215.76
0.00
0.00
27,647.10
205,619.24
73,867.95
38,878.97
95,818.77
0.00
0.00
0.00
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
680,702.56
0.00
0.00
0.00
Totals:
521,358.93
0.00
0.00
3,511.56
0.00
517,847.37
680,702.56

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
RECONCILI
A
TION OF FUNDS
Interest
Scheduled Interest
Funds Collection
523,055.22
Fees
Master Servicing Fee
Funds Distribution
1,107.22
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Yield Maintenance
Prepayment Premium
Other Collections
Total Collections
0.00
0.00
0.00
0.00
0.00
523,055.22
47,705.37
559,649.68
0.00
607,355.05
0.00
0.00
0.00
1,130,410.27
Trustee/Certificate Administrator Fees
Operating Advisor Fee
Total Special Servicing Fees Collected:
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
CREFC Intellectual Property Royalty License Fee
CCRE Strip
Miscellaneous Fee
Fee Distributions
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
Prepayment Premium
Payments to Certificateholders
Total Distribution
177.15
138.40
3,500.00
0.00
0.00
3,500.00
55.36
218.16
0.00
5,196.29
11.56
0.00
0.00
0.00
11.56
517,847.37
607,355.05
0.00
0.00
1,125,202.42
1,130,410.27

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Stated Principal Balance
Beginning
128,580,539.14
Ending
127,973,184.09
P&I Advances:
P & I Advances
Miscellaneous Advances
Outstanding P & I Advances
Total
Not Provided
Not Provided
947,697.01
Ending pool Factor
Ending Loan Count
Weighted Average Remaining Term to Maturity
Weighted Average Mortgage Rate
Controlling Class:
Controlling Class Representative:
0.123026
2
1
4.8815028%
G
OWS Administration, LLC
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Other
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
0.00
0.00
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
CCRE Strip for the Distribution Date
218.16

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
1
1
1
Count:
Totals:
1
15,353,743.35
12,619,440.74
2
127,973,184.09
0.00
3,500.00
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
1.56
0.00
0.00
0.00
0.00
0.00
1
1.56
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
3,511.56
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
APPRAISAL REDUCTION REPORT
Paid Through
Loan ID
Property Name
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent
Most Recent Value
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Retail
2
Other
3
Mixed Use
4
Multifamily
5
Self Storage
6
Multifamily
7
Office
8
Retail
9
Retail
10
Industrial
1
1
Office
12
Office
13
Retail
14
Retail
15
Multifamily
16
Industrial
17
Multifamily
18
Multifamily
19
Multifamily
20
Mixed Use
21
Office
22
Multifamily
23
Office
24
Multifamily
25
Retail
26
Office
27
Lodging
28
Mixed Use
29
Industrial
30
Industrial
31
Lodging
32
Retail
33
Office
34
Retail
35
Lodging
36
Lodging
37
Retail
38
Office
39
Lodging
40
Multifamily
41
Retail
02/16/24
ME
XX
OH
NY
XX
MI
TN
WI
NJ
NY
06/13/24
TN
NC
GA
NJ
NC
XX
TX
TX
MI
NC
TX
NY
KY
NC
CA
CA
XX
GA
NC
CO
SC
TX
TX
NJ
NC
NC
FL
CT
NC
TX
UT
04/03/28
N
01/06/24
12/01/23
04/06/44
04/06/34
05/06/24
04/06/24
04/01/24
05/06/24
04/05/24
04/06/24
N
03/06/24
03/06/24
03/06/24
04/06/24
04/06/24
05/06/24
04/06/24
04/06/19
05/06/24
05/06/19
05/06/24
04/05/24
04/06/24
05/06/24
04/06/24
04/06/24
04/06/24
03/06/21
04/06/24
04/06/24
04/06/24
05/06/19
04/06/24
04/06/24
04/06/24
05/06/19
04/06/24
04/06/24
04/06/24
05/06/24
1
15,353,743.35
4.660
12,619,440.74
5.310
465,134.69
105,625.90
559,649.68
09/03/26
05/14/18
10/02/24
04/05/24
01/05/24
02/06/24
01/05/24
01/02/24
10/15/24
05/30/24
0.00
07/09/25
10/10/19
04/29/21
01/05/24
02/06/24
07/03/24
01/16/19
02/21/19
03/06/24
02/06/19
01/31/24
05/20/22
01/05/24
05/06/24
07/24/18
04/03/24
04/05/24
01/06/21
10/21/22
01/08/24
12/31/21
02/06/19
04/05/24
01/08/24
01/08/24
02/06/19
12/21/18
01/08/24
01/05/24
04/29/24
09/03/26
12/06/25
0.00
0
465,134.69
0.00
5
57,920.53
0.00
1.64
12/31/25
0.00
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
42
Mixed Use
43
Self Storage
44
Mixed Use
45
Multifamily
46
Self Storage
47
Retail
48
Multifamily
49
Retail
50
Retail
51
Self Storage
52
Industrial
53
Retail
54
Multifamily
55
Multifamily
56
Self Storage
57
Retail
58
Retail
59
Self Storage
60
Multifamily
61
Retail
62
Industrial
63
Mobile Home
64
Office
65
Office
66
Self Storage
67
Retail
68
Self Storage
69
Multifamily
70
Retail
XX
04/06/24
CA
05/06/24
LA
04/06/24
WI
04/01/24
AZ
04/06/24
IN
04/06/24
MI
05/06/24
WI
04/06/19
NC
02/01/24
NV
04/06/19
NJ
05/06/24
GA
04/06/24
MI
05/06/24
TX
05/06/24
XX
04/06/24
IL
03/06/24
NV
04/06/24
CA
05/06/24
MI
04/06/24
NC
04/06/24
NV
04/06/24
XX
05/06/24
FL
04/06/24
TX
05/01/24
TX
03/06/24
WV
04/01/24
MI
04/06/24
TX
04/06/24
FL
03/01/24
04/05/24
02/06/24
03/28/24
12/29/23
12/06/23
08/06/24
05/02/24
04/19/19
1
1/01/23
02/06/19
04/25/24
06/06/24
02/26/24
02/25/20
01/04/24
04/26/24
01/05/24
02/06/24
08/26/21
04/05/24
02/05/24
02/06/24
02/06/24
05/01/24
03/06/24
12/29/23
01/05/24
01/05/24
03/06/24
Count:
70
Totals:
127,973,184.09
570,760.59
559,649.68
0.00
523,055.22
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
1
Ending
Scheduled
Balance
1
15,353,743.35
Ending
Unpaid
Balance
1
15,353,743.40
Comments
LMR will be released once available

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
1
1
TN
Count:
1
Memphis
Office
Totals:
19,000,000.00
19,000,000.00
12,619,440.74
06/10/2025
12,619,440.74
13,595,016.64
13,595,016.64
16,200,000.00
07/17/2025
08/31/2026
16,200,000.00
1,505,227.00
1,505,227.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
ADDITIONAL RECONCILI
A
TION DE
T
AIL
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

10M to 14.9M
115M to 119.9M
4
.
500%
-
4
.
740%
5
.
250%
-
5
.
490%
Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
100
Count
10M to 14.9M
1
115M to 119.9M
1
Total
2
Balance ($)
$12,619,440.74
$1
15,353,743.35
$127,973,184.09
%
9.86%
80
90.14%
100.00%
60
40
20
0
Gross Rate
100
4.500% - 4.740%
5.250% - 5.490%
Total
Count
Balance
($)
1
$1
15,353,743.35
1
$12,619,440.74
2
$127,973,184.09
%
90.14%
9.86%
100.00%
80
60
40
Total Weighted Average Rate: 4.72%
20
0

MAINE
TENNESSEE
Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
MAINE
TENNESSEE
Count
Balance ($)
%
1
$1
15,353,743.35
90.14%
1
$12,619,440.74
9.86%
Total
2
$127,973,184.09
100.00%
100
80
60
40
20
0
Property
T
ype
Office
Retail
Count
1
1
Office
9.9
Balance ($)
%
$12,619,440.74
9.86%
$1
15,353,743.35
90.14%
Total
2
$127,973,184.09
100.00%
Office
9.9%
Retail
90.1%
Total:
100.0%
Retail
90.1

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
MORTGAGE LOAN CHARACTERISTICS
Seasoning
100
Months
Count
Balance ($)
%
80
147 - 149
2
Total
2
Total Weighted Average Seasoning: 149
$127,973,184.09
100.00%
$127,973,184.09
100.00%
60
40
20
0
147 - 149
Remaining
T
erm to Maturity
100
Months
Count
Balance ($)
%
80
0 - 2
Total
2
$127,973,184.09
100.00%
2
$127,973,184.09
100.00%
60
Total Weighted Average Remaining Months: 1
40
20
0
0 - 2

0.500 - 0.990
1.500 - 1.990
Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
MORTGAGE LOAN CHARACTERISTICS
DSCR
100
0.500 - 0.990
1.500 - 1.990
Count
Balance ($)
%
80
1
$12,619,440.74
9.86%
1
$1
15,353,743.35
90.14%
60
Total
2
$127,973,184.09
100.00%
40
Total Weighted Average DSCR: 1.62
20
0
Amortization
T
ype
Amortizing Balloon
IO Maturity Balloon
Count
Balance ($)
%
1
$12,619,440.74
9.86%
1
$1
15,353,743.35
90.14%
Amortizing Balloon
9.86%
Total
2
$127,973,184.09
100.00%
Amortizing Balloon
9.86%
IO Maturity Balloon
90.14%
Total:
100.00%
IO Maturity Balloon
90.14%

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
3
9
12
13
13
13
14
14
14
Period
Oct 2024
Nov 2024
Aug 2025
Nov 2019
Feb 2020
Mar 2023
May 2021
Jul 2021
Aug 2021
Beginning
Balance of the
Loan at
Liquidation
39,
1
17,412.03
19,778,778.01
1
1,815,348.60
16,345,385.04
15,558,044.87
Aggregate
Realized Loss
on Loans
0.00
0.00
0.00
8,871,377.33
8,871,538.22
8,788,237.98
7,388,405.74
7,398,616.24
7,401,464.74
Prior Realized
Loss Applied to
Certificates
A
0.00
0.00
0.00
0.00
8,871,377.33
8,871,538.22
0.00
7,388,405.74
7,398,616.24
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
0.00
0.00
160.89
(83,300.24)
0.00
10,210.50
2,848.50
Current
Realized Loss
Applied to
Certificates*
0.00
0.00
0.00
8,871,377.33
8,871,538.22
8,788,237.98
7,388,405.74
7,398,616.24
7,401,464.74
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Loan Count:
5
Totals:
16,189,702.72
0.00
0.00
0.00
(70,080.35)
16,189,702.72
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Sep 2026
0
Aug 2026
0
Jul 2026
0
Jun 2026
0
May 2026
0
Apr 2026
0
Mar 2026
0
Feb 2026
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
12,619,440.74
9.9
%
0
12,667,146.1
1
9.9
%
0
12,714,634.34
9.9
%
0
12,763,780.51
9.9
%
0
12,810,828.89
9.9
%
0
12,859,551.28
9.9
%
0
12,906,163.75
9.9
%
0
12,958,271.99
9.9
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Jan 2026
0
Dec 2025
0
Nov 2025
0
Oct 2025
0
Sep 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
13,004,435.1
1
10.0
%
0
13,050,388.1
1
10.0
%
0
13,098,055.12
10.0
%
0
13,143,581.99
10.0
%
0
13,190,838.43
10.0
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Aug 2025
0
Jul 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
13,235,942.98
9.6
%
1
13,280,842.23
8.8
%
0
1
1,815,348.60
8.5%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
1
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
0
TOTAL
121 + days
1
Bankruptcy
Foreclosure
REO
TOTAL
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
1
15,353,743.35
0.00
90.14%
0.00%
1
15,353,743.40
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
1
0
115,353,743.35
0.00
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
12,619,440.74
9.86%
13,050,388.07
1
12,619,440.74
115,353,743.35
90.14%
115,353,743.40
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
12,619,440.74
9.86%
13,050,388.07
2
127,973,184.09
Current
Current
90.1%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
9.9%
Percentage*
Actual Bal
90.14%
0.00%
115,353,743.40
0.00
0.00%
0.00%
0.00
0.00
9.86%
13,050,388.07
100.00%
Total:
100.0%
128,404,131.47
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
3
9
12
13
14
Liquidation
Month
Oct 2024
Nov 2024
Aug 2025
Nov 2019
May 2021
Liquidation /
Prepayment
Code *
3
3
3
3
3
Current Beginning
Scheduled Balance
39,
1
17,412.03
19,778,778.01
1
1,815,348.60
16,345,385.04
15,558,044.87
Most Recent Value **
140,000,000.00
31,000,000.00
20,050,000.00
7,500,000.00
5,275,000.00
Net Proceeds Received
on Liquidation
42,507,306.51
21,
11
1,539.13
12,993,587.40
7,767,764.58
9,502,807.54
Liquidation Expense
1,694,947.24
666,380.56
589,
1
19.40
210,617.52
1,346,227.41
Net Proceeds Available
for Distribution
40,812,359.27
20,445,158.57
12,404,468.00
7,557,147.06
8,156,580.13
Realized Loss to Trust
0.00
0.00
0.00
8,788,237.98
7,401,464.74
Count:
5
Totals:
102,614,968.55
203,825,000.00
93,883,005.16
4,507,292.13
89,375,713.03
16,189,702.72
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
ADDITIONAL LOAN DE
T
AIL
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Citigroup Commercial Mortgage
T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2026
INVESTOR NOTICE
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s W ebsite and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s
W
ebsite; provided that
the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.